March 22, 2000
                       DREYFUS MUNICIPAL BOND FUND, INC.
                               SUPPLEMENT TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 1, 2000


1. THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND", "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS":

        Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE FUND":

STEPHEN E. CANTER,  PRESIDENT.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

MARK N.  JACOBS,  VICE  PRESIDENT.  Vice  President  and General  Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 53 years old.

JOSEPH CONNOLLY, VICE PRESIDENT AND TREASURER. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

JOHN B. HAMMALIAN, SECRETARY. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 36 years old.

STEVEN F. NEWMAN, ASSISTANT SECRETARY. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

MICHAEL A.  ROSENBERG,  ASSISTANT  SECRETARY.  Associate  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 40 years old.

GREGORY S. GRUBER,  ASSISTANT  TREASURER.  Senior Accounting Manager-- Municipal
     Bond Funds of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.